Goodwill	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Goodwill
12.	GOODWILL

	December 31,
	2019	2020
	RMB	RMB
Cost:
Goodwill arising from acquisition of CDMA business	29,923	29,920

On October 1, 2008, the Group acquired the CDMA mobile communication business and related assets and liabilities, which also included the entire equity interests of China Unicom (Macau) Company Limited (currently known as China Telecom (Macau) Company Limited) and 99.5% equity interests of Unicom Huasheng Telecommunications Technology Company Limited (currently known as Tianyi Telecom Terminals Company Limited) (collectively the “CDMA business”) from China Unicom Limited and China Unicom Corporation Limited (collectively “Unicom Group”). The purchase price of the business combination was RMB43,800, which was fully settled as of December 31, 2010. In addition, pursuant to the acquisition agreement, the Group acquired the customer-related assets and assumed the customer-related liabilities of CDMA business for a net settlement amount of RMB3,471 due from Unicom Group. This amount was subsequently settled by Unicom Group in 2009. The business combination was accounted for using the purchase method.
The goodwill recognized in the business combination is attributable to the skills and technical talent of the acquired business’s workforce, and the synergies expected to be achieved from integrating and combining the CDMA mobile communication business into the Group’s telecommunications business.
For the purpose of goodwill impairment testing, the goodwill arising from the acquisition of CDMA business was allocated to the appropriate cash-generating unit of the Group, which is the Group’s telecommunications business. The recoverable amount of the Group’s telecommunications business is estimated based on the value in use model, which considers the Group’s financial budgets covering a five-year period and a pre-tax
discount rate of 9.6% (2019: 9.2%). Cash flows beyond the five-year period are extrapolated using a steady 1.5% growth rate (2019: 1.5%). The financial budgets, growth rate and discount rate have been reassessed as of December 31, 2020 taking into consideration higher degree of estimation uncertainties in the current year due to uncertainty on how the
Covid-19
pandemic may progress and evolve and volatility in financial markets. Management performed impairment tests for the goodwill at the end of the reporting period and determined that goodwill was not impaired. Management believes any reasonably possible change in the key assumptions on which the recoverable amount is based would not cause its recoverable amount to be less than carrying amount.
Key assumptions used for the value in use calculation model are the number of subscribers, the average revenue per subscriber and the amount of operating cost. Management determined the number of subscribers, the average revenue per subscriber and the amount of operating cost based on historical trends and financial information and operational data.